Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 2,495	€ 1,023
Ending balance	3,632	2,495	€ 1,023
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16,082	14,269	14,392
Additions	3,325	2,125	332
Sales and disposals	(7,650)	(100)	(512)
Translation differences	74	(212)	58
Ending balance	11,832	16,082	14,269
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,587	13,246	12,841
Amortization	1,107	652	860
Imapirment	1,083
Sales and disposals	(7,650)	(99)	(514)
Translation differences	74	(212)	57
Ending balance	8,200	13,587	13,246
In process technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,500
Ending balance		1,500
In process technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,061	5,561	5,561
Additions		1,500
Sales and disposals	(7,061)
Ending balance		7,061	5,561
In process technology | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,561	5,561	5,561
Amortization	417
Imapirment	1,083
Sales and disposals	(7,061)
Ending balance		5,561	5,561
Software and databases
Disclosure of detailed information about intangible assets [line items]
Beginning balance	982	1,003
Ending balance	1,862	982	1,003
Software and databases | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,496	7,185	7,318
Additions	1,561	623	317
Sales and disposals	(20)	(100)	(508)
Translation differences	74	(212)	58
Ending balance	9,111	7,496	7,185
Software and databases | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,514	6,182	5,777
Amortization	681	644	856
Sales and disposals	(20)	(99)	(509)
Translation differences	74	(212)	57
Ending balance	7,250	6,514	6,182
Brands, licenses, patents and know-how
Disclosure of detailed information about intangible assets [line items]
Beginning balance	16	22
Ending balance	1,771	16	22
Brands, licenses, patents and know-how | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,525	1,523	1,512
Additions	1,763	2	15
Sales and disposals	(569)		(4)
Ending balance	2,719	1,525	1,523
Brands, licenses, patents and know-how | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,509	1,501	1,501
Amortization	9	8	4
Sales and disposals	(569)		(5)
Ending balance	€ 949	€ 1,509	€ 1,501